Short-Term Debt	12 Months Ended
Dec. 31, 2011
Short-Term Debt

Note 8: Short-Term Debt

The Company and its subsidiaries had the following balances outstanding under lines of credit and other short-term debt facilities:

	Balance Outstanding as of December 31,
Facility	2011	2010

ABN AMRO Bank, revolving line of credit	$34,732	$226,421

IFN Finance, working capital line	372,422	1,157,406

Wells Fargo, revolving line of credit	33,820,134	4,691,852

	$34,227,288	$6,075,679

ABN AMRO Bank

As of December 31, 2011, the maximum borrowing capacity on the ABN AMRO revolving line of credit was €75,000, or $97,000, and the interest rate on the facility was 6.35% and 7.5% per annum as of December 31, 2011 and 2010, respectively. Borrowings under the ABN AMRO revolving line of credit are payable on demand. Effective January 1, 2012, the maximum borrowing capacity on the ABN AMRO facility was reduced to €50,000, or $65,000, and the Company has separately agreed to repay all outstanding borrowings under the ABN AMRO facility by February 29, 2012. ABN AMRO had a senior security interest in the inventory and property and equipment of LSGBV and a secondary security interest in the accounts receivable of LSGBV junior to the security interest of IFN Finance. On February 29, 2012, the Company repaid the outstanding balance of the ABNAMRO facility.

IFN Finance

As of December 31, 2011, the maximum line of credit on the IFN Finance facility was €1.5 million, or $1.9 million, and availability is based on 75% of the value of LSGBV’s eligible trade receivables. As of December 31, 2011 there were $682,000 of accounts receivable pledged as collateral for outstanding borrowings. Interest is payable monthly on this facility and the interest rate was 6.7% and 7.15% per annum as of December 31, 2011 and 2010, respectively. Borrowings under the IFN Finance facility are payable on demand. IFN Finance has a senior security interest in all accounts receivable of LSGBV.

Wells Fargo

On November 22, 2010, the Company entered into the Wells Fargo ABL that provided borrowing capacity of up to 85% of its applicable and eligible inventory and accounts receivable plus qualified cash, up to a maximum of $15.0 million. On April 22, 2011, the Company entered into Amendment No. 1 (the “Amendment”) to the Wells Fargo ABL and (i) increased the maximum borrowing capacity under the Wells Fargo ABL from $15.0 million to $25.0 million, (ii) amended the basis of calculating the unused line fee from an amount between $10.0 million and $15.0 million to $25.0 million and (iii) modified the covenants relating to the minimum unrestricted cash balance and minimum EBITDA. The Company paid Wells Fargo a fee of $100,000 in connection with the Amendment.

On May 6, 2011, the Company entered into Amendment No. 2 to the Wells Fargo ABL and (i) authorized a demand note issued by the Company to Holdings II (see Note 9 – Stockholders’ Equity for further discussion), (ii) authorized certain payments to Holdings II pursuant to the demand note and (iii) increased the maximum amount of authorized advances or payments to or on behalf of LSG Mexico for each month in 2011 and thereafter from $250,000 to $500,000.

On August 8, 2011, the Company entered into Amendment No. 3 (“Amendment No. 3”) to the Wells Fargo ABL, which was effective August 5, 2011, and (i) increased the maximum borrowing capacity under the Loan Agreement from $25 million to $50 million with such additional borrowing capacity being based on the issuance of certain standby letters of credit by JP Morgan Chase, N.A. on behalf of Pegasus IV or any other entity, in favor of Wells Fargo for the benefit of the Company (the “Supplemental Loan Availability”); (ii) adjusted the basis used to calculate the unused line fee in respect of the amount of the Supplemental Loan Availability by the amount of any standby letters of credit pledged in favor of Wells Fargo for the benefit of the Company, (iii) increased the maximum amount of authorized advances or payments to or for the benefit of LSG Mexico in each month beginning on July 1, 2011 from $500,000 to $750,000, (iv) added all current and future owned equipment, real property and fixtures of the Company and its domestic subsidiaries as collateral securing the Company’s borrowings under the Loan Agreement and (v) adjusted the interest rate applicable to all loans made pursuant to the Supplemental Loan Availability to the daily three month LIBOR rate plus 2%. The Company paid Wells Fargo a fee of $125,000 in connection with Amendment No. 3.

On September 21, 2011, the Company entered into Amendment No. 4 (“Amendment No. 4”) to the Wells Fargo ABL and replaced certain standby letters of credit issued by JP Morgan Chase, N.A. on behalf of Pegasus IV with the $25.0 million standby letter of credit pledged for the account of Ares Capital (the “Ares LOC”), in favor of Wells Fargo for the benefit of the Company.

On February 24, 2012, the Company entered into Amendment No. 5 (“Amendment No. 5”) to the Wells Fargo ABL, and increased the maximum amount of authorized advances or payments to or for the benefit of LSG Mexico in each month from $750,000 to (i) $860,000 for the month ended December 31, 2011, (ii) $1.4 million for the period from January 1, 2012 through March 31, 2012, (iii) $1.5 million for the period from April 1, 2012 through September 30, 2012, and (iv) $1.8 million for October 1, 2012 and for each month thereafter. Further, Wells Fargo may, in good faith and in the exercise of its reasonable business judgment, agree to amend the maximum amount of authorized advances or payments to LSG Mexico. Amendment No. 5 also provides the Company with borrowing base eligibility for additional accounts receivable. The Company paid Wells Fargo a fee of $5,000 in connection with this amendment.

As of December 31, 2011, qualified collateral included $18.8 million of accounts receivable, $2.4 million of inventory and $5.8 million of qualified cash. Other than with respect to loans made pursuant to the Supplemental Loan Availability, borrowings under the Wells Fargo ABL bear interest at one of the following two rates (at the Company’s election): (a) the sum of (1) the greater of: (x) the federal funds rate plus 0.50%, (y) the daily three month LIBOR rate plus 1.0% and (z) Wells Fargo’s prime rate; and (2) 0.75%, 1.25% or 1.75%, as applicable, depending on the amount available for borrowing under the facility and subject to any reserves established by Wells Fargo in accordance with the terms of the facility; or (b) the sum of (1) the daily three month LIBOR rate; plus 3.0%, 3.5% or 4.0%, as applicable, depending on the amount available for borrowing under the facility and subject to any reserves established by Wells Fargo in accordance with the terms of the facility. The annual interest rate was equal to 4.1% and 3.9% as of December 31, 2011 and 2010, respectively.

The Company is required to pay certain fees, including an unused line fee ranging from 0.375% to 1.0% of the unused portion of the facility. Outstanding loans may be prepaid without penalty or premium, except that the Company is required to pay a termination fee ranging from $250,000 to $500,000 (depending on the date of termination) if the facility is terminated by the Company prior to the scheduled maturity date of November 22, 2013 or by Wells Fargo during a default period.

The Wells Fargo ABL contains customary financial covenants, which limit the Company’s ability to incur additional indebtedness or guarantee indebtedness of others, create liens on the Company’s assets, enter into mergers or consolidations, dispose of assets, prepay indebtedness or make changes to the Company’s governing documents and certain agreements, pay dividends or make other distributions on the Company’s capital stock, redeem or repurchase capital stock, make investments, including acquisitions; and enter into transactions with affiliates. The Company is also required to maintain a minimum of $5.0 million of qualified cash, which is included in restricted cash, minimum excess borrowing availability of $5.0 million and would be required to comply with certain specified EBITDA requirements in the event that the Company has less than $2.0 million available for borrowing on the Wells Fargo ABL. The Wells Fargo ABL also contains customary events of default and affirmative covenants. The Wells Fargo ABL contains a subjective acceleration clause, a lockbox requirement and cross default provisions. As of December 31, 2011, the Company had available borrowing capacity under the Wells Fargo ABL of $14.4 million.

Ares Capital

In connection with Amendment No. 4 to the Wells Fargo ABL and as a condition to Ares Capital’s agreement to provide the Ares LOC for the benefit of the Company, the Company entered into the Second Lien Letter of Credit, Loan and Security Agreement (the “Ares Loan Agreement”) with Ares Capital. In accordance with the Ares Loan Agreement, the Company agreed to reimburse Ares Capital for any amounts drawn on the Ares LOC and to permanently reduce the face amount of the Ares LOC by such amount. Further, the Company agreed that any such reimbursement obligation would automatically convert into a term loan (an “Ares Term Loan”) by Ares Capital to the Company secured by substantially all of the assets of the Company. The Ares LOC may only be used to collateralize borrowings pursuant to the Wells Fargo ABL, and the proceeds from any Ares Term Loan may only be used to satisfy the reimbursement obligations incurred pursuant to a draw on the Ares LOC.

Interest on any Ares Term Loan accrues at either (at the Company’s election): (a) 9.0% per annum plus the highest of (i) The Wall Street Journal prime rate, (ii) the sum of 0.50% per annum and the federal funds rate and (iii) the sum of 1.0% per annum and the higher of the daily one month LIBOR rate and 1.5% per annum; or (b) 10.0% per annum plus the highest of (i) 1.5% per annum and (ii) the daily one-month LIBOR rate. The Company is required to pay certain fees to Ares Capital under the Ares Loan Agreement including: (a) an annual administrative fee of $50,000, payable quarterly in advance; (b) a quarterly fronting fee equal to the product of the average daily undrawn face amount of the Ares LOC multiplied by 0.75% per annum; and (c) a quarterly letter of credit fee equal to the product of the average daily undrawn face amount of the Ares LOC multiplied by 10.0% per annum. The Company also paid Ares Capital a $375,000 fee in connection with the Ares Loan Agreement.